Note 2 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted Average Number of Shares [Table Text Block]
	2012	2011	2010

Weighted average common shares outstanding	2,101,490	1,872,582	1,764,743

Average treasury stock shares	(189,530)	(189,530)	(189,530)

Weighted average common shares and common stock equivalents used to calculate basic earnings per share	1,911,960	1,683,052	1,575,213

Additional common stock equivalents used to calculate diluted earnings per share	4,972	-	608

Weighted average common shares and common stock equivalents used to calculate diluted earnings per share	1,916,932	1,683,052	1,575,821